UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7561

Name of Fund:  Merrill Lynch Global Value Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Global Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments


Merrill Lynch Global Value Fund, Inc.

Schedule of Investments as of September 30, 2004

                                                                                                                Value
Africa                Industry++         Shares Held    Common Stock                                      (in U.S. dollars)
South Africa - 0.2%   Wireless               240,000    MTN Group Limited                                     $   1,142,363
                      Telecommunication
                      Services - 0.2%

                                                        Total Common Stock in Africa - 0.2%                       1,142,363


Europe

Belgium - 0.1%        Diversified Financial   28,500    Fortis                                                      678,207
                      Services - 0.1%

                                                        Total Common Stock in Belgium                               678,207


Denmark - 0.3%        Commercial              77,500    Danske Bank                                               2,037,227
                      Banks - 0.3%
                                                        Total Common Stock in Denmark                             2,037,227


Finland - 1.3%        Electronic Equipment   110,000    Perlos Oyj                                                1,393,524
                      & Instruments - 0.2%

                      Machinery - 0.8%        84,000    Kone Corporation 'B' (c)                                  5,059,908

                      Paper & Forest         100,000    UPM-Kymmene Oyj (c)                                       1,903,986
                      Products - 0.3%

                                                        Total Common Stock in Finland                             8,357,418

France - 3.7%         Aerospace &             60,000    Zodiac SA                                                 2,214,734
                      Defense - 0.3%

                      Automobiles - 0.6%      45,900    Renault SA                                                3,753,964

                      Chemicals - 1.2%        47,947    Air Liquide                                               7,586,692

                      Insurance - 0.1%       291,600   +Scor                                                        449,087

                      Oil & Gas - 1.4%        43,000    TotalFinaElf SA                                           8,758,584

                      Personal                11,900    L'Oreal SA                                                  779,634
                      Products - 0.1%


                                                        Total Common Stock in France                             23,542,695


Germany - 3.4%        Capital                405,600    Marschollek, Lautenschlaeger und Partner AG               6,518,592
                      Markets - 1.0%

                      Food & Staples         230,500    Metro AG                                                 10,286,076
                      Retailing - 1.6%

                      Insurance - 0.8%       165,500    Hannover Rueckversicherungs AG                            5,364,881

                                                        Total Common Stock in Germany                            22,169,549


Greece - 0.3%         Diversified            270,000    Hellenic Telecommunications
                      Telecommunication                 Organization SA (OTE) (ADR)*                              1,803,600
                      Services - 0.3%

                                                        Total Common Stock in Greece                              1,803,600


Hungary - 0.0%        Commercial              13,200    OTP Bank Rt.                                                295,347
                      Banks - 0.0%

                                                        Total Common Stock in Hungary                               295,347

Ireland - 0.1%        Commercial              50,800    Allied Irish Banks PLC                                      846,085
                      Banks - 0.1%

                                                        Total Common Stock in Ireland                               846,085


Netherlands - 2.6%    Air Freight &          504,400    TNT Post Group NV                                        12,322,562
                      Logistics - 1.9%

                      Commercial              41,800    ABN AMRO Holding NV                                         949,536
                      Banks - 0.2%

                      Diversified Financial   42,300    ING Groep NV                                              1,067,544
                      Services - 0.2%

                      Food Products - 0.3%    37,400    Unilever NV 'A'                                           2,151,601

                                                        Total Common Stock in the Netherlands                    16,491,243


Norway - 2.6%         Communications         394,600    Tandberg ASA                                              3,561,160
                      Equipment - 0.5%

                      Diversified            849,400    Telenor A/S                                               6,466,872
                      Telecommunication
                      Services - 1.0%

                      Energy Equipment       140,000    +TGS Nopec Geophysical Company ASA                        2,703,706
                      & Service - 0.4%

                      Oil & Gas - 0.7%       300,000    Statoil ASA                                               4,300,676

                                                        Total Common Stock in Norway                             17,032,414


Russia - 0.5%         Commercial               4,750    Sberbank RF                                               1,964,125
                      Banks - 0.3%

                      Wireless                10,000    Mobile Telesystems (ADR)*                                 1,449,900
                      Telecommunication
                      Services - 0.2%

                                                        Total Common Stock in Russia                              3,414,025


Spain - 0.1%          Commercial              10,800    Banco Popular Espanol SA                                    600,124
                      Banks - 0.1%

                                                        Total Common Stock in Spain                                 600,124


Sweden - 0.8%         Building               391,400    Assa Abloy AB 'B' (c)                                     4,905,806
                      Products - 0.8%

                                                        Total Common Stock in Sweden                              4,905,806


Switzerland - 1.5%    Food Products - 1.5%    40,900    Nestle SA (Registered Shares)                             9,367,662


                                                        Total Common Stock in Switzerland                         9,367,662


Turkey - 0.8%         Commercial       1,090,000,000    Akbank T.A.S.                                             4,923,281
                      Banks - 0.8%

                                                        Total Common Stock in Turkey                              4,923,281


United Kingdom - 5.6% Commercial             412,100    Lloyds TSB Group PLC                                      3,217,760
                      Banks - 0.5%            65,500    London Scottish Bank plc                                    154,676
                                                                                                              -------------
                                                                                                                  3,372,436

                      Consumer               242,700    Kensington Group PLC                                      1,772,081
                      Finance - 0.5%         112,900    Provident Financial PLC                                   1,151,220
                                                                                                              -------------
                                                                                                                  2,923,301

                      Food Products - 0.6%   477,477    Unilever PLC                                              3,885,920

                      Insurance - 0.3%       846,536    Legal & General Group PLC                                 1,520,359

                      Metals &               321,000    Billiton PLC                                              3,377,731
                      Mining - 0.5%

                      Pharmaceuticals -       95,000    GlaxoSmithKline PLC                                       2,047,414
                      1.8%                 1,008,365    Shire Pharmaceuticals Group PLC                           9,538,543
                                                                                                              -------------
                                                                                                                 11,585,957

                      Thrifts & Mortgage     257,500    Northern Rock PLC                                         3,308,307
                      Finance - 0.5%

                      Wireless             2,524,800    Vodafone Group PLC                                        6,042,170
                      Telecommunication
                      Services - 0.9%

                                                        Total Common Stock in the United Kingdom                 36,016,181

                                                        Total Common Stock in Europe - 23.7%                    152,480,864



Latin America

Mexico - 0.4%         Wireless                65,000    America Movil SA de CV 'L' (ADR)*                         2,536,950
                      Telecommunication
                      Services - 0.4%

                                                        Total Common Stock in Latin America - 0.4%                2,536,950


North America

Bermuda - 0.1%        Insurance - 0.1%         9,700    XL Capital Ltd. (Class A)                                   717,703

                                                        Total Common Stock in Bermuda                               717,703


Canada - 4.3%         Energy Equipment &      80,000   +Precision Drilling Corporation                            4,600,000
                      Service - 0.7%

                      Oil & Gas - 3.4%       202,400    Canadian Natural Resources Ltd.                           8,076,488
                                             105,000    Canadian Oil Sands Trust                                  4,534,195
                                              50,000    EnCana Corp.                                              2,305,322
                                              80,300    Petro-Canada                                              4,171,247
                                              92,100    Suncor Energy, Inc.                                       2,940,097
                                                                                                              -------------
                                                                                                                 22,027,349

                      Wireless               110,000   +Telesystem International Wireless Inc.                    1,040,600
                      Telecommunication
                      Services - 0.2%

                                                        Total Common Stock in Canada                             27,667,949


United States - 50.5% Aerospace &             47,000    General Dynamics Corporation                              4,798,700
                      Defense - 0.7%

                      Building                39,000    Masco Corporation                                         1,346,670
                      Products - 0.2%

                      Capital                 75,900   +Affiliated Managers Group, Inc. (c)                       4,063,686
                      Markets - 1.4%          23,600    The Bear Stearns Companies Inc.                           2,269,612
                                              11,600    Federated Investors, Inc. (Class B)                         329,904
                                               3,200    The Goldman Sachs Group, Inc.                               298,368
                                              23,400    Lehman Brothers Holdings, Inc.                            1,865,448
                                                                                                              -------------
                                                                                                                  8,827,018

                      Commercial               5,200    City National Corporation                                   337,740
                      Banks - 0.1%               600    U.S. Bancorp                                                 17,340
                                                                                                              -------------
                                                                                                                    355,080

                      Communications         420,000   +Avaya Inc.                                                5,854,800
                      Equipment - 3.1%       100,000   +Cisco Systems, Inc.                                       1,810,000
                                             310,600   +Corning Incorporated                                      3,441,448
                                             923,500   +Foundry Networks, Inc. (c)                                8,764,015
                                                                                                              -------------
                                                                                                                 19,870,263

                      Computers &            650,000   +EMC Corporation                                           7,501,000
                      Peripherals - 1.5%     110,000    Hewlett-Packard Company                                   2,062,500
                                                                                                              -------------
                                                                                                                  9,563,500

                      Consumer                61,100    Capital One Financial Corporation                         4,515,290
                      Finance - 0.8%          28,500    MBNA Corporation                                            718,200
                                                                                                              -------------
                                                                                                                  5,233,490

                      Diversified Financial    8,000    Citigroup Inc.                                              352,960
                      Services - 0.0%

                      Electric                14,500    Exelon Corporation                                          532,005
                      Utilities - 0.4%        20,900    FPL Group, Inc.                                           1,427,888
                                              10,800    PPL Corporation                                             509,544
                                                                                                              -------------
                                                                                                                  2,469,437

                      Electrical              35,000    Roper Industries, Inc.                                    2,011,100
                      Equipment - 0.3%

                      Energy Equipment        65,100    BJ Services Company                                       3,411,891
                      & Service - 3.8%       120,400   +Cooper Cameron Corporation                                6,602,736
                                              50,000   +Nabors Industries, Ltd.                                   2,367,500
                                             225,000   +National-Oilwell, Inc. (c)                                7,393,500
                                             100,000   +Noble Corporation (c)                                     4,495,000
                                                                                                              -------------
                                                                                                                 24,270,627

                      Food Products - 2.0%   199,600   +Dean Foods Company                                        5,991,992
                                             151,800    General Mills, Inc.                                       6,815,820
                                                                                                              -------------
                                                                                                                 12,807,812

                      Health Care Equipment   82,800   +Boston Scientific Corporation                             3,289,644
                      & Supplies - 1.0%       58,900    Medtronic, Inc.                                           3,056,910
                                                                                                              -------------
                                                                                                                  6,346,554

                      Health Care Providers   13,800    Aetna Inc. (New Shares)                                   1,379,034
                      & Services - 4.9%       89,100   +Anthem, Inc. (c)                                          7,773,975
                                             120,000   +Laboratory Corporation of America Holdings (c)            5,246,400
                                              67,900    Quest Diagnostics Incorporated (c)                        5,990,138
                                             127,000    UnitedHealth Group Incorporated                           9,364,980
                                              16,300   +WellPoint Health Networks Inc.                            1,712,967
                                                                                                              -------------
                                                                                                                 31,467,494

                      Hotels, Restaurants    111,200    Ruby Tuesday, Inc.                                        3,099,144
                      & Leisure - 0.5%

                      Household              192,650    Colgate-Palmolive Company                                 8,703,927
                      Products - 2.1%         77,800    Kimberly-Clark Corporation                                5,025,102
                                                                                                              -------------
                                                                                                                 13,729,029

                      IT Services - 0.6%      91,325    First Data Corporation                                    3,972,638



                      Industrial             204,000    General Electric Company                                  6,850,320
                      Conglomerates - 1.5%    90,300    Tyco International Ltd.                                   2,768,598
                                                                                                              -------------
                                                                                                                  9,618,918

                      Insurance - 3.4%       143,200    ACE Limited                                               5,736,592
                                                 500    Brown & Brown                                                22,850
                                              29,800    Everest Re Group, Ltd.                                    2,215,034
                                               4,900    Hilb, Rogal and Hamilton Company                            177,478
                                               2,100    Montpelier Re Holdings Ltd.                                  77,028
                                             273,600    PXRE Group Limited                                        6,404,976
                                                 700    The Progressive Corporation                                  59,325
                                               2,200    Protective Life Corporation                                  86,482
                                             138,500    RenaissanceRe Holdings Ltd. (c)                           7,143,830
                                                                                                              -------------
                                                                                                                 21,923,595

                      Machinery - 1.0%       168,800    Dover Corporation                                         6,561,256

                      Media - 0.9%           138,800    Clear Channel Communications, Inc.                        4,326,396
                                              38,800    Viacom, Inc. (Class B)                                    1,302,128
                                                                                                              -------------
                                                                                                                  5,628,524

                      Metals &                93,200    Alcoa Inc.                                                3,130,588
                      Mining - 1.1%           66,900    Peabody Energy Corporation (c)                            3,980,550
                                                                                                              -------------
                                                                                                                  7,111,138




                      Multiline              144,900   +Kohl's Corporation (c)                                    6,982,731
                      Retail - 2.4%          210,200    Sears, Roebuck & Co. (c)                                  8,376,470
                                                                                                              -------------
                                                                                                                 15,359,201

                      Oil & Gas - 0.9%        55,400    ConocoPhillips                                            4,589,890
                                              37,741   +Kinder Morgan Management, LLC                             1,567,025
                                                                                                              -------------
                                                                                                                  6,156,915

                      Paper & Forest          45,600    International Paper Company                               1,842,696
                      Products - 0.3%

                      Pharmaceuticals -      154,800    Johnson & Johnson                                         8,719,884
                      3.0%                   264,700    Pfizer, Inc.                                              8,099,820
                                             122,200    Schering-Plough Corporation                               2,329,132
                                                                                                              -------------
                                                                                                                 19,148,836

                      Real Estate - 3.7%       8,000    AMB Property Corporation                                    296,160
                                             389,000    American Home Mortgage Investment Corp. (c)              10,872,550
                                               2,300    Equity Office Properties Trust                               62,675
                                             422,500    Friedman, Billings, Ramsey Group, Inc. (Class A)(c)       8,069,750
                                              30,300    General Growth Properties, Inc.                             939,300
                                              78,300    The St. Joe Company                                       3,740,391
                                                                                                              -------------
                                                                                                                 23,980,826

                      Semiconductors &     1,049,700   +Lattice Semiconductor Corporation                         5,154,027
                      Semiconductor
                      Equipment - 0.8%

                      Software - 3.1%        150,000   +Amdocs Limited                                            3,274,500
                                             175,000   +Check Point Software Technologies Ltd.                    2,969,750
                                             156,800    Computer Associates International, Inc. (c)               4,123,840
                                             182,600    Microsoft Corporation                                     5,048,890
                                             400,000   +Oracle Corporation                                        4,512,000
                                                                                                              -------------
                                                                                                                 19,928,980

                      Specialty              298,800    The Gap, Inc.                                             5,587,560
                      Retail - 0.9%

                      Textiles, Apparel &    177,700    Liz Claiborne, Inc.                                       6,702,844
                      Luxury Goods - 1.0%

                      Thrifts & Mortgage      73,700    Countrywide Financial Corporation                         2,903,043
                      Finance - 2.4%         187,300    Freddie Mac                                              12,219,452
                                               4,000    MGIC Investment Corporation                                 266,200
                                               7,200    The PMI Group, Inc.                                         292,176
                                                                                                              -------------
                                                                                                                 15,680,871

                      Wireless               185,000    +Nextel Communications, Inc. (Class A)                    4,410,400
                      Telecommunication
                      Services - 0.7%

                                                        Total Common Stock in the United States                 325,318,103

                                                        Total Common Stock in North America - 54.9%             353,703,755



Pacific Basin/Asia

Australia - 0.0%      Commercial               6,600    National Australia Bank Limited                             128,984
                      Banks - 0.0%

                                                        Total Common Stock in Australia                             128,984


Hong Kong - 0.5%      Industrial             320,000    Hutchison Whampoa Limited                                 2,503,190
                      Conglomerates - 0.4%

                      Real Estate - 0.1%   2,810,000    China Resources Beijing Land Limited                        432,416
                                             438,600    Hopson Development Holdings Limited                         100,116
                                                                                                              -------------
                                                                                                                    532,532

                                                        Total Common Stock in Hong Kong                           3,035,722


India - 0.9%          Commercial              44,600    HDFC Bank Ltd.                                              390,589
                      Banks - 0.6%           549,400    ICICI Bank Limited                                        3,416,432
                                                                                                              -------------
                                                                                                                  3,807,021

                      Oil & Gas - 0.3%       200,000    Reliance Industries Ltd.                                  2,253,043

                                                        Total Common Stock in India                               6,060,064


Indonesia - 0.7%      Commercial          20,609,000    PT BANK CENTRAL ASIA Tbk                                  4,499,782
                      Banks - 0.7%

                                                        Total Common Stock in Indonesia                           4,499,782

Japan - 6.5%          Auto Components -      208,700    Toyota Industries Corportion                              4,743,397
                      0.7%

                      Capital                 56,700    The Nomura Securities Co., Ltd.                             727,945
                      Markets - 0.1%

                      Commercial             385,000    The Bank of Yokohama, Ltd.                                2,067,958
                      Banks - 0.3%

                      Construction &         639,000    JGC Corporation                                           6,499,288
                      Engineering - 1.0%

                      Consumer                20,600    Aeon Credit Service Co, Ltd.                              1,173,779
                      Finance - 0.7%          11,500    Aiful Corporation                                         1,127,932
                                              76,100    Credit Saison Co., Ltd.                                   2,340,689
                                                                                                              -------------
                                                                                                                  4,642,400

                      Electronic Equipment    76,500    Murata Manufacturing Co., Ltd.                            3,678,719
                      & Instruments - 0.6%

                      Food & Staples         121,000    Ito-Yokado Co., Ltd.                                      4,149,889
                      Retailing - 0.6%

                      Insurance - 0.3%           130    Millea Holdings, Inc.                                     1,674,908
                                                 360    Mitsui Sumitomo Insurance Company, Limited                    2,969
                                                                                                              -------------
                                                                                                                  1,677,877

                      Machinery - 0.3%       380,000    Kubota Corporation                                        1,792,859

                      Office                 142,000    Canon, Inc.                                               6,673,865
                      Electronics - 1.0%

                      Pharmaceuticals -       33,700    Eisai Company, Ltd.                                         917,298
                      0.3%                    28,300    Yamanouchi Pharmaceutical Co., Ltd.                         914,104
                                                                                                              -------------
                                                                                                                  1,831,402

                      Trading Companies &    330,000    Mitsubishi Corporation                                    3,566,030
                      Distributors - 0.6%

                                                        Total Common Stock in Japan                              42,051,629


South Korea - 8.1%    Automobiles - 0.5%      75,900    Hyundai Motor Company Ltd.                                3,500,035

                      Commercial           1,033,400    Daegu Bank                                                5,887,194
                      Banks - 3.0%           273,600    Hana Bank                                                 6,510,326
                                             151,200    Industrial Bank of Korea (IBK)                              928,340
                                              19,000   +Kookmin Bank                                                601,433
                                             854,100    Pusan Bank                                                5,155,011
                                                                                                              -------------
                                                                                                                 19,082,304

                      Communications          77,200    KH Vatec Co., Ltd.                                        1,823,569
                      Equipment - 0.3%

                      Electric                69,300    Korea Electric Power Corporation                          1,308,967
                      Utilities - 0.2%

                      Electronic Equipment   688,300    Fine DNC Co., Ltd. (d)                                    3,257,694
                      & Instruments - 1.7%    57,500    Interflex Co., Ltd.                                       1,193,443
                                             230,260    Power Logics Co., Ltd.                                    2,659,538
                                              17,800    Samsung Display Devices Co., Ltd.                         1,754,494
                                              80,500    You Eal Electronics Co., Ltd.                             2,030,851
                                                                                                              -------------
                                                                                                                 10,896,020

                      Insurance - 1.2%       847,990    Korean Reinsurance Company                                2,908,867
                                             350,500    Oriental Fire & Marine Insurance Co., Ltd.                4,717,977
                                                                                                              -------------
                                                                                                                  7,626,844

                      Semiconductors &         5,000    Samsung Electronics                                       1,988,710
                      Semiconductor          316,000    Seoul Semiconductor Co., Ltd.                             3,279,375
                      Equipment - 0.8%                                                                        -------------
                                                                                                                  5,268,085

                      Wireless                16,600    SK Telecom Co., Ltd.                                      2,530,004
                      Telecommunication
                      Services - 0.4%

                                                        Total Common Stock in South Korea                        52,035,828


Taiwan - 0.5%         Electronic Equipment   287,500    Hon Hai Precision Industry                                  990,211
                      & Instruments - 0.2%

                      Machinery - 0.3%       781,892    Ichia Technologies, Inc.                                  1,265,941
                                           1,600,000    Yuangtay Engineering Co., Ltd.                              824,257
                                                                                                              -------------
                                                                                                                  2,090,198

                                                        Total Common Stock in Taiwan                              3,080,409

                                                        Total Common Stock in the Pacific
                                                        Basin/Asia - 17.2%                                      110,892,418

                                                        Total Common Stock
                                                        (Cost - $559,382,813)--96.4%                            620,756,350


                                                                                                                Value
Pacific Basin/Asia    Industry++         Shares Held    Rights                                            (in U.S. dollars)
Hong Kong - 0.0%      Industrial               4,266    Hutchison Whampoa Limited                             $           0
                      Conglomerates - 0.0%
                                                        Total Rights in the Pacific Basin/Asia
                                                        (Cost - $0) - 0.0%                                                0



                                 Beneficial Interest    Short-Term Securities
                                        $  2,112,333    Merrill Lynch Liquidity Series, LLC Cash
                                                        Sweep Series I (a)                                        2,112,333
                                          71,859,980    Merrill Lynch Liquidity Series, LLC Money
                                                        Market Series I (a)(b)                                   71,859,980

                                                        Total Short-Term Securities
                                                        (Cost - $73,972,313)--11.5%                              73,972,313

                      Total Investments (Cost - $633,355,126**) - 107.9%                                        694,728,663
                      Liabilities in Excess of Other Assets - (7.9%)                                           (50,978,764)
                                                                                                              -------------
                      Net Assets - 100.0%                                                                     $ 643,749,899
                                                                                                              =============

(a) Investments in companies considered to be an affiliate of the Fund
    (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) were as follows:


                                                                  Interest/
                                                    Net            Dividend
    Affiliate                                     Activity           Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $ (5,483,210)      $  75,918

    Merrill Lynch Liquidity Series, LLC
       Money Market Series                       $27,104,660    $   170,158

    Merrill Lynch Premier Institutional Fund    (14,918,440)      $  30,863


(b) Security was purchased with the cash proceeds from securities loans.

(c) Security, or portion of security, is on a loan.

(d) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated
    Companies" in section 2 (a)(3) of the Investment Company Act of 1940) were as follows:


                       Net Share     Purchase
    Affiliate           Activity       Cost      Sales Cost   Realized Loss

    Fine DNC Co., LTD   688,300         --       $   87,567    $  (117,538)


  * American Depositary Receipts (ADR).

 ** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

    Aggregate cost                                           $  635,812,454
                                                             ==============
    Gross unrealized appreciation                            $   96,443,189
    Gross unrealized depreciation                              (37,526,980)
                                                             --------------
    Net unrealized appreciation                              $   58,916,209
                                                             ==============

  + Non-income producing security.

 ++ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Value Fund, Inc.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn,
       President
       Merrill Lynch Global Value Fund, Inc.


Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn
       President
       Merrill Lynch Global Value Fund, Inc.


Date: November 19, 2004


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Value Fund, Inc.


Date: November 19, 2004